BLACKROCK ETF TRUST

iShares International Country Rotation Active ETF

(the “Fund”)

Supplement dated April 4, 2025 to the Prospectus of the Fund, dated November 27, 2024, as supplemented to date

Effective immediately, the Fund’s Prospectus is amended as follows:

The section entitled “A Further Discussion of Other Risks – Information About the ETFs – ETFs” is amended to add the following underlying ETFs to the table:

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI China A ETF

The fund seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange.

The fund seeks to track the investment results of the MSCI China A Inclusion Index (the “Underlying Index”), which is designed to measure the equity market performance in the People’s Republic of China (“China” or the “PRC”), as represented by “A-shares” (as defined below) that are accessible through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). “A-shares” are equity securities of companies based in China that trade on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”).

The Underlying Index is designed to track the inclusion of A-shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. (“MSCI”) by applying eligibility criteria for the MSCI Global Investable Market Indexes (“GIMI”), and then excluding A-shares suspended for trading for more than 50 days in the past 12 months and A-shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization available to foreign investors. As of July 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

The fund intends to invest in A-shares included in the Underlying Index primarily through Stock Connect. Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI China A ETF (continued)

Corporation Limited. Under Stock Connect, the fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day, and as such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although the fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota is not specific to the fund. From time to time, other stock exchanges in China may participate in Stock Connect, and A-shares listed and traded on such other stock exchanges and accessible through Stock Connect may be added to the Underlying Index, as determined by MSCI.

While the fund seeks to invest in A-shares, the fund occasionally may invest in other assets consistent with its investment strategies if it is not possible to acquire A-shares.

iShares MSCI Japan Value ETF

The fund seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities with value characteristics and relatively lower valuations.

The fund seeks to track the investment results of the MSCI Japan Value Index (USD) (the “Underlying Index”), which is a free float-weighted index consisting of large- and mid-capitalization Japanese equities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

As of August 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

iShares S&P 500 Growth ETF

The fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.

The fund seeks to track the investment results of the S&P 500 Growth IndexTM (the “Underlying Index”), which measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500® (the “Parent Index”) and consists of those stocks in the Parent Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider”), a subsidiary of S&P Global, Inc. The growth characteristics used by the Index Provider include three-year change in earnings per share over price per share, three-year sales-per-share growth rate and momentum (12-month

Fund Name	Investment Objective and Principal Investment Strategies
iShares S&P 500 Growth ETF (continued)

percentage share price change). To the extent that earnings, sales and price data is not available for the above-listed time periods, the Index Provider will use shorter time periods in accordance with the Index Provider’s methodology. The Underlying Index represented approximately 54.6% of the market capitalization of the Parent Index as of March 31, 2024. As of March 31, 2024, stocks must have a market capitalization of at least $15.8 billion for initial inclusion in the Parent Index; this threshold and constituents’ market capitalization may fluctuate depending on the overall level of the equity markets.

The Underlying Index uses a capping methodology at each quarterly rebalance, that limits the weight of any single company to a maximum of 23% of the Underlying Index weight, and the sum of all companies with a weight above 4.8% to an aggregate of 50% of the Underlying Index weight. Additionally, if, on the third to last business day of March, June, September, or December a company has an index weight greater than 24% or the sum of the companies with weights greater than 4.8% exceeds 50%, a secondary reweighting is triggered with the rebalancing effective date after the close of the last business day of the month. As of March 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

iShares S&P 500 Value ETF

The fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.

The fund seeks to track the investment results of the S&P 500 Value IndexTM (the “Underlying Index”), which measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500® (the “Parent Index”) and consists of those stocks in the Parent Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider”), a subsidiary of S&P Global, Inc. The value characteristics used by the Index Provider are book value to price ratio, earnings to price ratio and sales to price ratio. The Underlying Index represented approximately 45.4% of the market capitalization of the Parent Index as of March 31, 2024. As of March 31, 2024, stocks must have a market capitalization of at least $15.8 billion for initial inclusion in the Parent Index; this threshold and constituents’ market capitalization may fluctuate depending on the overall level of the equity markets.

Fund Name	Investment Objective and Principal Investment Strategies
iShares S&P 500 Value ETF (continued)	The Underlying Index uses a capping methodology at each quarterly rebalance, that limits the weight of any single company to a maximum of 23% of the Underlying Index weight, and the sum of all companies with a weight above 4.8% to an aggregate of 50% of the Underlying Index weight. Additionally, if, on the third to last business day of March, June, September, or December a company has an index weight greater than 24% or the sum of the companies with weights greater than 4.8% exceeds 50%, a secondary reweighting is triggered with the rebalancing effective date after the close of the last business day of the month. As of March 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.
iShares MSCI Intl Momentum Factor ETF

The fund seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.

The fund seeks to track the investment results of the MSCI World ex USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by the Index Provider, excluding the U.S. The Underlying Index is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. A risk-adjusted price momentum score, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past three years, is calculated for each security in the Parent Index over 6- and 12-month time periods. The 6- and 12-month risk-adjusted price momentum calculations are then standardized at +/- 3 standard deviations and translated into an average momentum score. The weight of each Underlying Index constituent is determined by multiplying the security’s momentum score by its market capitalization weight in the Parent Index. Additionally, each individual issuer is capped at 5% at reconstitution. MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Intl Momentum Factor ETF (continued)

Parent Index. The Underlying Index is reconstituted semi-annually. After the constituent changes are determined at each semi-annual reconstitution, the Index Provider distributes those changes over three days (generally, the reconstitution effective date and the two prior business days) to reconstitute the Underlying Index.

As of July 31, 2024, the Underlying Index consisted of securities from 300 companies in the following 21 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI Intl Quality Factor ETF

The fund seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

The fund seeks to track the investment results of the MSCI World ex USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by MSCI Inc. (the “Index Provider”), excluding the U.S. The Underlying Index seeks to measure the performance of securities in the Parent Index that exhibit higher quality characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the Index Provider determines the “quality score” of each security in the Parent Index based on three fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Underlying Index is weighted based on a component’s quality score multiplied by its weight in the Parent Index. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent approximately the same weight as in the Parent Index. Additionally, each individual issuer is capped at 5%. The Underlying Index is rebalanced semi-annually.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Intl Quality Factor ETF (continued)

As of July 31, 2024, the Underlying Index consisted of securities from 299 companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI Global Min Vol Factor ETF

The fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.

The fund seeks to track the investment results of the MSCI ACWI Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the combined performance of equity securities in both developed and emerging markets that, in the aggregate, have lower volatility relative to the broader large- and mid-capitalization developed and emerging markets. The Underlying Index is designed by selecting securities from the MSCI All Country World Index (the “Parent Index”), which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the Underlying Index and determine weights for securities in the index having the lowest total risk. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling of special dividends and other distributions, and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI seeks to construct a portfolio of lowest absolute volatility using its multi-factor risk model. The portfolio is then further refined by an optimization tool that aims to determine the lowest absolute volatility based on the projected “riskiness” of securities in the Parent Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as factor constraints (for example, liquidity and financial leverage) as measured by MSCI. As of August 31, 2024, the Underlying Index

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Global Min Vol Factor ETF (continued)	consisted of securities of companies in 31 countries or regions. As of August 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.
iShares MSCI All Country Asia ex Japan ETF

The fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.

The fund seeks to track the investment results of the MSCI AC Asia ex Japan Index (the “Underlying Index”), which, as of July 31, 2024, is a free float-adjusted market capitalization-weighted index designed to measure equity market performance of securities from the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand. The Underlying Index includes large- and mid-capitalization companies and may change over time.

As of July 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI Pacific ex Japan ETF

The fund seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan.

The fund seeks to track the investment results of the MSCI Pacific ex Japan Index (the “Underlying Index”), which consists of stocks from the following four countries or regions: Australia, Hong Kong, New Zealand and Singapore and covers approximately 85% of the free float-adjusted market capitalization in each country. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares Core MSCI Pacific ETF

The fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities.

The fund seeks to track the investment results of the MSCI Pacific IMI (the “Underlying Index”), a free float-adjusted market capitalization-weighted index which consists of securities from the following five countries or regions: Australia, Hong Kong, Japan, New Zealand and Singapore. The Underlying Index includes large-, mid- and

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Pacific ETF (continued)	small- capitalization companies and may change over time. As of July 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
iShares MSCI Ireland ETF

The fund seeks to track the investment results of a broad-based index composed of Irish equities.

The fund seeks to track the investment results of the MSCI All Ireland Capped Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index composed of securities within the “Broad Ireland Equity Universe,” as defined by MSCI, Inc. (“MSCI”), subject to certain eligibility (e.g., liquidity) and investability criteria as defined by MSCI. The Underlying Index targets a minimum of 25 securities and 20 issuers.

The Underlying Index consists of equity securities of companies that are: (i) are classified in Ireland according to the MSCI Global Investable Market Indexes Methodology and (ii) not classified in Ireland but are either headquartered or listed in Ireland and have a significant linkage to Ireland, as determined by MSCI based on the company’s shareholder base, revenues, assets, management, employee base, history and country of incorporation. If the criteria outlined in (i) and (ii) do not result in the target number of securities and issuers, the Underlying Index will also include securities of companies with economic exposure of greater than 10% to Ireland, as determined by MSCI based on the geographic distribution of a company’s revenues.

Securities are included in the Underlying Index at their free float-adjusted market capitalization weight, except for securities that are included only on the basis of economic exposure to the country. The maximum weight for such constituents is generally limited to 1% each, although higher weights may result due to the group capping methodology described below.

The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Ireland ETF (continued)

two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.

At each quarterly rebalance, the weight of any single group entity is capped at 22.5%, and all group entities with a weight greater than 4.5% are capped such that, in the aggregate, these group entities do not have a weight greater than 45% of the Underlying Index.

However, this capping methodology does not apply to constituents that are not part of the MSCI ACWI Investable Market Index (which includes large-, mid- and small-capitalization securities) and that either (a) have a 3-month annual traded value ratio (“ATVR”) of less than or equal to 20% or (b) have a market capitalization lower than the size-segment cutoff of the MSCI Ireland Investable Market Index. ATVR is a measure a security’s liquidity. The weight of any such constituent in the Underlying Index is capped at its weight in the MSCI All Ireland Index.

The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of August 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI Qatar ETF

The fund seeks to track the investment results of an index composed of Qatar equities.

The fund seeks to track the investment results of the MSCI All Qatar Capped Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index composed of securities within the “Broad Qatar Equity Universe,” as defined by MSCI, Inc. (“MSCI”), subject to certain eligibility (e.g., liquidity) and investability criteria as defined by MSCI. The Underlying Index targets a minimum of 25 securities and 20 issuers.

The Underlying Index consists of equity securities of companies that are (i) classified in Qatar according to the MSCI Global Investable Market Indexes Methodology and (ii) not classified in Qatar but are either headquartered or listed in Qatar and have a significant linkage to Qatar, as determined by MSCI based on the company’s shareholder base, revenues, assets, management, employee base, history and country of incorporation. If the criteria outlined in (i) and (ii) do not result in the target number of securities and issuers, the Underlying Index will also include securities of companies with economic exposure of greater

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Qatar ETF (continued)

than 10% to Qatar, as determined by MSCI based on the geographic distribution of a company’s revenues.

Securities are included in the Underlying Index at their free float-adjusted market capitalization weight, except for securities that are included only on the basis of economic exposure to the country. The maximum weight for such constituents is generally limited to 1% each, although higher weights may result due to the group capping methodology described below.

The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.

At each quarterly rebalance, the weight of any single group entity is capped at 22.5%, and all group entities with a weight greater than 4.5% are capped such that, in the aggregate, these group entities do not have a weight greater than 45% of the Underlying Index.

The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of August 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares MSCI Saudi Arabia ETF

The fund seeks to track the investment results of a broad-based index composed of Saudi Arabian equities.

The fund seeks to track the investment results of the MSCI Saudi Arabia IMI 25/50 Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index that incorporates foreign ownership limits and is designed to measure the performance of the large-, mid- and small-capitalization segments of the equity market in Saudi Arabia. The Underlying Index is rebalanced quarterly using an optimization process that aims to minimize the

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Saudi Arabia ETF (continued)	constituent weight differences between the Underlying Index and the MSCI Saudi Arabia Index. The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis. As of August 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and materials industries or sectors. The components of the Underlying Index are likely to change over time.

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Shareholders should retain this Supplement for future reference

PRO-CORO-0425SUP